Annual Total Returns[BarChart] - Direxion Daily MSCI Emerging Markets Bear 3X Shares - Direxion Daily MSCI Emerging Markets Bear 3X Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(3.10%)	(54.29%)	(11.28%)	(6.30%)	25.34%	(46.17%)	(64.19%)	33.16%	(43.18%)	(68.70%)